Property, plant and equipment Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

-	tankers	20 years
-	FSO/FpSO/FPSO	30 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2020
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

Acquisitions	17,835	207,069	25,701	285	250,890
Disposals and cancellations	(42,641)	—	—	(2)	(42,643)
Depreciation charges	(287,148)	—	(31,702)	(802)	(319,652)
Translation differences	—	—	48	13	61
Balance at December 31, 2020	2,865,308	207,069	52,955	1,759	3,127,091

At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	3,127,091

Acquisitions	56,111	356,951	23,476	142	436,680
Disposals and cancellations	(39,522)	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	(344,904)
Transfers	382,727	(382,727)	—	—	—
Translation differences	—	—	(43)	(3)	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	3,179,299

At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	3,179,299

Acquisitions	448,850	165,246	14,060	164	628,320
Disposals and cancellations	(258,899)	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	(221,576)
Transfer to assets held for sale (Note 3)	(18,459)	—	—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—
Translation differences	—	—	(59)	(10)	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	3,308,616

At December 31, 2022
Cost	5,014,747	228,429	66,785	5,159	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	3,308,616
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Finesse - Sale	21,003	12,705	8,298	—
Cap Diamant - Sale	20,072	7,242	12,830	—
TI Hellas - Sale	37,000	35,400	1,600	—

At December 31, 2020	78,075	55,347	22,728	—

	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—

At December 31, 2021	51,344	39,523	15,068	—

	Sale price	Book Value	Gain	Loss
Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

Schedule of capital commitments	These capital commitments relate to five eco-type Suezmaxes and three eco-type VLCCs newbuilding contracts. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2023	2024	2024
Commitments in respect of VLCCs	167,880	167,880	—	—
Commitments in respect of Suezmaxes	236,185	99,589	136,596	—
Commitments in respect of FSOs	—	—	—	—
Total	404,065	267,469	136,596	—